Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2024
Basis of Presentation and General Information [Abstract]
Subsidiaries

As of December 31, 2024, the Company was the sole owner of all outstanding shares of the following subsidiary companies. The following list is not exhaustive as the Company has other subsidiaries relating to vessels that have been sold and that remain dormant for the periods presented in these consolidated financial statements as well as intermediary companies that own shipowning companies that are 100% subsidiaries of the Company.

Companies	Date of Incorporation	Country of Incorporation	Activity
Top Tanker Management Inc.	May 2004	Marshall Islands	Management company

Wholly owned Shipowning Companies (“SPC”) with vessels under operating lease during years ended December 31, 2022, 2023 and 2024		Date of Incorporation	Country of Incorporation	Vessel	End of operating lease
1	South California Inc.	January 2018	Marshall Islands	Eco Bel Air	December 10, 2025
2	Malibu Warrior Inc.	January 2018	Marshall Islands	Eco Beverly Hills	December 1, 2025

Wholly owned Shipowning Companies (“SPC”) with vessels in operation during years ended December 31, 2022, 2023 and 2024		Date of Incorporation	Country of Incorporation	Vessel	Delivery Date
1	PCH Dreaming Inc.	January 2018	Marshall Islands	Eco Marina Del Rey	March 2019
2	Roman Empire Inc.	February 2020	Marshall Islands	Eco West Coast	March 2021
3	Athenean Empire Inc.	February 2020	Marshall Islands	Eco Malibu	May 2021
4	Julius Caesar Inc.	May 2020	Marshall Islands	Julius Caesar	January 2022
5	Legio X Inc.	December 2020	Marshall Islands	Legio X Equestris	March 2022
6	Eco Oceano CA Inc.	December 2020	Marshall Islands	Eco Oceano CA	March 2022

50% Owned Companies

As of December 31, 2022, 2023 and 2024, the Company was the owner of 50% of outstanding shares of the following companies.

	SPC	Date of Incorporation	Country of Incorporation	Vessel	Built Date
1	California 19 Inc.	May 2019	Marshall Islands	Eco Yosemite Park	March 2020
2	California 20 Inc.	May 2019	Marshall Islands	Eco Joshua Park	March 2020